Investments in Equity Accounted Investees - Summary of Financial Information of Significant Associate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [Line Items]
Total assets	₩ 29,159,687	₩ 24,884,336
Current assets	10,473,703	10,484,186
Non-current assets	18,685,984	14,400,150
Total liabilities	14,178,177	11,421,948
Current liabilities	8,978,682	7,058,219
Non-current liabilities	5,199,495	4,363,729
Revenue	27,790,216	26,504,074	₩ 28,383,884
Profit for the year	1,937,052	931,508	1,023,456
Other comprehensive income (loss)	(237,393)	21,975	(20,167)
Total comprehensive income	1,699,659	953,483	1,003,289
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates [Line Items]
Total assets	193,584	225,086
Current assets	146,702	182,656
Non-current assets	46,882	42,430
Total liabilities	77,174	91,364
Current liabilities	71,973	87,116
Non-current liabilities	5,201	4,248
Revenue	408,846	549,559	491,329
Profit for the year	12,327	21,082	14,729
Other comprehensive income (loss)	(9,366)	16,477	(51)
Total comprehensive income	₩ 2,961	₩ 37,559	₩ 14,678